CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
IPO [Member]
Payment of stock issuance costs		$ 1,742
Secondary Offer [Member]
Payment of stock issuance costs	$ 842